Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Biotechnology-80.82%
2seventy bio, Inc.(b)(c)	957	$11,398
4D Molecular Therapeutics, Inc.(b)	798	14,651
89bio, Inc.(b)	1,313	23,936
Abcam PLC, ADR (United Kingdom)(b)	4,075	65,811
Absci Corp.(b)	1,759	3,342
Acadia Pharmaceuticals, Inc.(b)	3,083	72,450
Acumen Pharmaceuticals, Inc.(b)	780	3,845
Adaptimmune Therapeutics PLC, ADR(b)(c)	2,765	2,820
Adicet Bio, Inc.(b)(c)	813	4,455
ADMA Biologics, Inc.(b)(c)	4,206	17,118
Affimed N.V. (Germany)(b)	2,843	2,501
Agios Pharmaceuticals, Inc.(b)(c)	1,055	26,670
Akero Therapeutics, Inc.(b)	1,053	46,943
Alaunos Therapeutics, Inc.(b)	4,580	2,285
Alector, Inc.(b)	1,579	11,748
Alkermes PLC(b)	3,130	90,551
Allakos, Inc.(b)	1,594	7,938
Allogene Therapeutics, Inc.(b)(c)	2,750	14,437
Allovir, Inc.(b)(c)	1,778	6,703
Alnylam Pharmaceuticals, Inc.(b)	2,361	436,809
Alpine Immune Sciences, Inc.(b)	875	8,715
Altimmune, Inc.(b)(c)	909	3,672
ALX Oncology Holdings, Inc.(b)	777	5,183
Amarin Corp. PLC, ADR (Ireland)(b)	7,269	8,505
Amgen, Inc.	6,904	1,523,368
Amicus Therapeutics, Inc.(b)	5,349	60,230
AnaptysBio, Inc.(b)(c)	545	10,409
Anavex Life Sciences Corp.(b)(c)	1,484	13,712
Annexon, Inc.(b)	1,008	3,014
Apellis Pharmaceuticals, Inc.(b)	2,178	186,981
Arbutus Biopharma Corp.(b)	3,008	7,490
Arcellx, Inc.(b)(c)	834	36,821
Arcturus Therapeutics Holdings, Inc.(b)(c)	504	13,779
Arcutis Biotherapeutics, Inc.(b)(c)	1,164	8,742
Ardelyx, Inc.(b)(c)	3,752	12,532
Argenx SE, ADR (Netherlands)(b)	563	218,838
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,062	70,953
ARS Pharmaceuticals, Inc.(b)	1,783	12,410
Ascendis Pharma A/S, ADR (Denmark)(b)	1,083	94,189
Atara Biotherapeutics, Inc.(b)(c)	1,830	2,800
Aurinia Pharmaceuticals, Inc. (Canada)(b)	2,717	24,344
Avidity Biosciences, Inc.(b)(c)	1,350	14,337
Beam Therapeutics, Inc.(b)(c)	1,378	43,958
BeiGene Ltd., ADR (China)(b)(c)	810	178,953
BELLUS Health, Inc. (Canada)(b)(c)	2,389	34,903
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	490	11,750
BioAtla, Inc.(b)	879	2,769
BioCryst Pharmaceuticals, Inc.(b)(c)	3,558	29,425
Biogen, Inc.(b)	2,748	814,535
BioMarin Pharmaceutical, Inc.(b)	3,547	308,376
Biomea Fusion, Inc.(b)	669	22,719
BioNTech SE, ADR (Germany)	1,779	186,937
Bluebird Bio, Inc.(b)(c)	1,959	6,563
Blueprint Medicines Corp.(b)(c)	1,140	64,433
Bridgebio Pharma, Inc.(b)(c)	2,876	39,459
C4 Therapeutics, Inc.(b)(c)	906	3,071
Caribou Biosciences, Inc.(b)(c)	1,163	5,129
Centessa Pharmaceuticals PLC, ADR(b)(c)	999	4,505
Century Therapeutics, Inc.(b)	1,151	3,660
Chinook Therapeutics, Inc.(b)	1,256	30,383
	Shares	Value
Biotechnology-(continued)
Cogent Biosciences, Inc.(b)(c)	1,335	$15,673
Coherus Biosciences, Inc.(b)(c)	1,813	7,415
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	423	3,105
Crinetics Pharmaceuticals, Inc.(b)	1,023	22,332
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,494	95,676
Cullinan Oncology, Inc.(b)(c)	752	7,731
CureVac N.V. (Germany)(b)	4,225	40,771
Cytokinetics, Inc.(b)(c)	1,802	67,917
Day One Biopharmaceuticals, Inc.(b)	1,397	18,580
Deciphera Pharmaceuticals, Inc.(b)	1,448	19,548
Denali Therapeutics, Inc.(b)(c)	2,596	78,451
Design Therapeutics, Inc.(b)	1,066	6,002
Dyne Therapeutics, Inc.(b)	1,111	14,476
Eagle Pharmaceuticals, Inc.(b)(c)	249	5,167
Editas Medicine, Inc.(b)(c)	1,310	12,026
Eiger BioPharmaceuticals, Inc.(b)(c)	810	907
Enanta Pharmaceuticals, Inc.(b)	397	9,322
EQRx, Inc.(b)	9,302	16,372
Erasca, Inc.(b)(c)	2,625	7,114
Evelo Biosciences, Inc.(b)	2,084	284
Exelixis, Inc.(b)	6,170	118,958
Exscientia PLC, ADR (United Kingdom)(b)	828	6,384
Fate Therapeutics, Inc.(b)(c)	1,868	9,433
FibroGen, Inc.(b)	1,790	30,877
Foghorn Therapeutics, Inc.(b)	795	5,001
G1 Therapeutics, Inc.(b)(c)	965	2,451
Galapagos N.V., ADR (Belgium)(b)(c)	258	10,671
Generation Bio Co.(b)(c)	1,261	4,413
Genmab A/S, ADR (Denmark)(b)	887	34,779
Geron Corp.(b)(c)	9,677	31,644
Gilead Sciences, Inc.	19,861	1,528,105
Gossamer Bio., Inc.(b)(c)	1,795	2,405
Gracell Biotechnologies, Inc., ADR (China)(b)	1,270	3,480
Graphite Bio, Inc.(b)	1,104	3,135
GreenLight Biosciences Holdings PBC(b)	2,914	852
Grifols S.A., ADR (Spain)(b)	2,143	17,658
Gritstone bio, Inc.(b)	1,585	3,059
Halozyme Therapeutics, Inc.(b)	2,574	83,475
HilleVax, Inc.(b)	751	12,782
Horizon Therapeutics PLC(b)	4,345	434,630
Humacyte, Inc.(b)	1,963	6,733
Ideaya Biosciences, Inc.(b)	1,091	24,918
IGM Biosciences, Inc.(b)(c)	558	6,724
I-Mab, ADR (China)(b)	1,296	4,018
Immuneering Corp., Class A(b)	501	3,883
ImmunityBio, Inc.(b)(c)	7,861	21,618
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	567	31,287
ImmunoGen, Inc.(b)	4,865	66,359
Immunovant, Inc.(b)(c)	2,476	52,021
Incyte Corp.(b)(c)	4,241	261,034
Inhibrx, Inc.(b)(c)	827	19,567
Inovio Pharmaceuticals, Inc.(b)	4,722	2,827
Insmed, Inc.(b)(c)	2,601	49,497
Instil Bio, Inc.(b)	2,468	1,481
Intellia Therapeutics, Inc.(b)(c)	1,675	62,410
Intercept Pharmaceuticals, Inc.(b)	788	8,306
Invivyd, Inc.(b)	2,073	3,731
Ionis Pharmaceuticals, Inc.(b)	2,721	111,289
Iovance Biotherapeutics, Inc.(b)	4,240	37,058
Ironwood Pharmaceuticals, Inc.(b)(c)	2,935	31,933
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Biotechnology-(continued)
iTeos Therapeutics, Inc.(b)	678	$11,038
IVERIC bio, Inc.(b)(c)	2,588	97,697
Karuna Therapeutics, Inc.(b)(c)	656	148,617
Karyopharm Therapeutics, Inc.(b)	2,158	4,877
Keros Therapeutics, Inc.(b)	521	24,935
Kezar Life Sciences, Inc.(b)	1,299	3,611
Kiniksa Pharmaceuticals Ltd., Class A(b)	660	9,148
Kinnate Biopharma, Inc.(b)	812	3,492
Kodiak Sciences, Inc.(b)	994	5,894
Krystal Biotech, Inc.(b)(c)	490	57,746
Kura Oncology, Inc.(b)	1,300	17,316
Kymera Therapeutics, Inc.(b)(c)	1,053	31,000
Legend Biotech Corp., ADR(b)(c)	1,233	79,122
Lexicon Pharmaceuticals, Inc.(b)(c)	3,596	11,867
Lyell Immunopharma, Inc.(b)(c)	4,724	15,070
MacroGenics, Inc.(b)	1,171	5,469
Madrigal Pharmaceuticals, Inc.(b)	344	95,773
MannKind Corp.(b)(c)	5,022	23,302
MeiraGTx Holdings PLC(b)	1,144	7,871
Mersana Therapeutics, Inc.(b)	2,057	15,469
Merus N.V. (Netherlands)(b)	882	19,157
Mirati Therapeutics, Inc.(b)(c)	1,102	40,950
Mirum Pharmaceuticals, Inc.(b)	700	18,361
Moderna, Inc.(b)	7,349	938,541
Monte Rosa Therapeutics, Inc.(b)	929	6,856
Morphic Holding, Inc.(b)(c)	871	50,082
Myriad Genetics, Inc.(b)	1,545	34,083
Neurocrine Biosciences, Inc.(b)	1,836	164,377
Nkarta, Inc.(b)(c)	901	4,163
Novavax, Inc.(b)(c)	1,643	13,226
Nurix Therapeutics, Inc.(b)(c)	898	9,088
Nuvalent, Inc., Class A(b)(c)	972	40,921
Omega Therapeutics, Inc.(b)	906	6,877
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
PepGen, Inc.(b)	444	6,651
PMV Pharmaceuticals, Inc.(b)(c)	871	4,660
Poseida Therapeutics, Inc.(b)(c)	1,639	3,721
Precigen, Inc.(b)	4,781	5,689
Prelude Therapeutics, Inc.(b)(c)	908	5,067
Prometheus Biosciences, Inc.(b)	903	179,426
Protagonist Therapeutics, Inc.(b)	1,067	27,817
Prothena Corp. PLC (Ireland)(b)(c)	999	66,364
PTC Therapeutics, Inc.(b)(c)	1,402	58,842
RAPT Therapeutics, Inc.(b)	649	12,999
Recursion Pharmaceuticals, Inc., Class A(b)(c)	3,496	30,660
Regeneron Pharmaceuticals, Inc.(b)	2,045	1,504,220
REGENXBIO, Inc.(b)	824	14,198
Relay Therapeutics, Inc.(b)	2,319	25,834
Repare Therapeutics, Inc. (Canada)(b)	799	8,477
Replimune Group, Inc.(b)	1,078	20,471
REVOLUTION Medicines, Inc.(b)(c)	2,018	50,309
Rhythm Pharmaceuticals, Inc.(b)(c)	1,073	17,876
Rocket Pharmaceuticals, Inc.(b)(c)	1,507	31,542
Roivant Sciences Ltd.(b)	14,418	131,060
Sage Therapeutics, Inc.(b)(c)	1,136	56,232
Sana Biotechnology, Inc.(b)(c)	3,630	21,853
Sangamo Therapeutics, Inc.(b)	3,210	3,595
Sarepta Therapeutics, Inc.(b)	1,674	206,906
Scholar Rock Holding Corp.(b)(c)	983	5,721
	Shares	Value
Biotechnology-(continued)
Seagen, Inc.(b)	3,553	$695,322
Selecta Biosciences, Inc.(b)	2,916	3,441
Seres Therapeutics, Inc.(b)(c)	2,370	11,731
SpringWorks Therapeutics, Inc.(b)(c)	1,188	32,527
Stoke Therapeutics, Inc.(b)(c)	846	9,475
Summit Therapeutics, Inc.(b)	13,254	21,604
Sutro Biopharma, Inc.(b)	1,093	4,908
Syndax Pharmaceuticals, Inc.(b)	1,300	25,961
Tango Therapeutics, Inc.(b)	1,677	4,528
Travere Therapeutics, Inc.(b)(c)	1,413	25,279
Twist Bioscience Corp.(b)	1,082	16,392
Ultragenyx Pharmaceutical, Inc.(b)	1,337	65,994
uniQure N.V. (Netherlands)(b)	893	17,226
United Therapeutics Corp.(b)	881	184,781
UroGen Pharma Ltd.(b)	435	4,306
Vanda Pharmaceuticals, Inc.(b)	1,081	6,432
Vaxcyte, Inc.(b)	1,760	87,155
Veracyte, Inc.(b)(c)	1,367	35,378
Vertex Pharmaceuticals, Inc.(b)	4,890	1,582,257
Verve Therapeutics, Inc.(b)(c)	1,173	18,158
Vir Biotechnology, Inc.(b)	2,543	67,822
Xencor, Inc.(b)(c)	1,146	31,057
Xenon Pharmaceuticals, Inc. (Canada)(b)(c)	1,189	45,812
Zai Lab Ltd., ADR (China)(b)(c)	1,327	43,114
Zentalis Pharmaceuticals, Inc.(b)	1,086	28,279
		16,183,843
Health Care Equipment & Supplies-0.73%
Cue Health, Inc.(b)	2,844	2,166
Novocure Ltd.(b)(c)	2,006	144,051
		146,217
Health Care Providers & Services-0.43%
23andMe Holding Co., Class A(b)	5,496	10,552
Castle Biosciences, Inc.(b)(c)	504	12,313
Guardant Health, Inc.(b)	1,955	57,321
PetIQ, Inc.(b)(c)	556	7,078
		87,264
Life Sciences Tools & Services-4.84%
AbCellera Biologics, Inc. (Canada)(b)	5,478	38,182
Adaptive Biotechnologies Corp.(b)(c)	2,728	18,987
Codexis, Inc.(b)	1,257	2,778
Illumina, Inc.(b)	3,005	590,933
Maravai LifeSciences Holdings, Inc., Class A(b)	2,509	32,216
MaxCyte, Inc.(b)(c)	1,944	7,932
Medpace Holdings, Inc.(b)(c)	591	122,319
NanoString Technologies, Inc.(b)	890	5,242
Nautilus Biotechnology, Inc.(b)(c)	2,375	6,792
Pacific Biosciences of California, Inc.(b)	4,704	58,235
Quantum-Si, Inc.(b)(c)	2,279	3,441
Syneos Health, Inc.(b)	1,965	81,744
		968,801
Pharmaceuticals-13.13%
Aclaris Therapeutics, Inc.(b)	1,270	10,605
Amphastar Pharmaceuticals, Inc.(b)(c)	919	40,776
Amylyx Pharmaceuticals, Inc.(b)(c)	1,263	31,184
ANI Pharmaceuticals, Inc.(b)	385	17,379
Arvinas, Inc.(b)(c)	1,011	22,070
AstraZeneca PLC, ADR (United Kingdom)	11,467	838,008
ATAI Life Sciences N.V. (Germany)(b)	3,156	5,649
Atea Pharmaceuticals, Inc.(b)	1,585	6,324
Avadel Pharmaceuticals PLC, ADR(b)(c)	1,193	16,523

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Axsome Therapeutics, Inc.(b)(c)	827	$61,016
Cara Therapeutics, Inc.(b)(c)	1,037	3,298
Collegium Pharmaceutical, Inc.(b)	651	14,368
Cymabay Therapeutics, Inc.(b)(c)	1,795	16,119
DICE Therapeutics, Inc.(b)	905	28,607
Edgewise Therapeutics, Inc.(b)	1,201	12,154
Esperion Therapeutics, Inc.(b)	1,737	2,362
Evolus, Inc.(b)(c)	1,072	9,702
Fulcrum Therapeutics, Inc.(b)	1,174	3,193
Harmony Biosciences Holdings, Inc.(b)	1,135	39,248
Harrow Health, Inc.(b)(c)	569	10,731
Hutchmed China Ltd., ADR (China)(b)	642	7,704
Innoviva, Inc.(b)(c)	1,295	17,470
Intra-Cellular Therapies, Inc.(b)(c)	1,800	106,884
Jazz Pharmaceuticals PLC(b)	1,198	153,536
Ligand Pharmaceuticals, Inc.(b)(c)	322	22,566
Marinus Pharmaceuticals, Inc.(b)	948	6,740
Nektar Therapeutics(b)	3,472	2,014
NGM Biopharmaceuticals, Inc.(b)(c)	1,563	4,736
Ocular Therapeutix, Inc.(b)(c)	1,466	9,382
Omeros Corp.(b)(c)	1,192	7,390
Optinose, Inc.(b)	2,124	2,655
Pacira BioSciences, Inc.(b)	876	33,314
Phathom Pharmaceuticals, Inc.(b)(c)	791	9,302
Phibro Animal Health Corp., Class A	388	5,160
Pliant Therapeutics, Inc.(b)(c)	1,086	23,490
Reata Pharmaceuticals, Inc., Class A(b)(c)	609	54,840
Revance Therapeutics, Inc.(b)(c)	1,575	48,132
Royalty Pharma PLC, Class A	8,429	275,965
Sanofi, ADR	5,654	288,467
SIGA Technologies, Inc.(c)	1,388	7,787
	Shares	Value
Pharmaceuticals-(continued)
Supernus Pharmaceuticals, Inc.(b)(c)	1,031	$34,167
Tarsus Pharmaceuticals, Inc.(b)	506	8,476
Terns Pharmaceuticals, Inc.(b)(c)	1,077	11,427
Theravance Biopharma, Inc.(b)(c)	1,101	12,309
Ventyx Biosciences, Inc.(b)(c)	1,078	37,159
Verona Pharma PLC, ADR (United Kingdom)(b)	1,207	25,975
Viatris, Inc.	22,777	208,410
WaVe Life Sciences Ltd.(b)	1,861	7,370
Xeris Biopharma Holdings, Inc.(b)(c)	2,618	6,702
		2,628,845
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $24,619,497)		20,014,970
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.61%
Invesco Private Government Fund, 5.10%(e)(f)(g)	986,954	986,954
Invesco Private Prime Fund, 5.22%(e)(f)(g)	2,538,837	2,538,583
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,525,891)		3,525,537
TOTAL INVESTMENTS IN SECURITIES-117.56% (Cost $28,145,388)		23,540,507
OTHER ASSETS LESS LIABILITIES-(17.56)%		(3,515,522)
NET ASSETS-100.00%		$20,024,985

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$94,840	$(94,840)	$-	$-	$-	$53
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$749,198	$8,925,341	$(8,687,585)	$-	$-	$986,954	$29,609*
Invesco Private Prime Fund	1,937,694	18,312,588	(17,711,013)	(439)	(247)	2,538,583	79,045*
Total	$2,686,892	$27,332,769	$(26,493,438)	$(439)	$(247)	$3,525,537	$108,707

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Electronic Equipment, Instruments & Components-1.19%
Coherent Corp.(b)	13,445	$496,927
IPG Photonics Corp.(b)	4,616	509,930
Novanta, Inc.(b)	3,447	570,823
		1,577,680
Semiconductors & Semiconductor Equipment-98.74%
Advanced Micro Devices, Inc.(b)	115,642	13,670,041
Allegro MicroSystems, Inc. (Japan)(b)	18,539	729,139
Analog Devices, Inc.	24,799	4,406,534
Applied Materials, Inc.	39,177	5,222,294
ASML Holding N.V., New York Shares (Netherlands)	7,360	5,320,765
Broadcom, Inc.	15,316	12,374,715
Entegris, Inc.	14,461	1,522,020
GLOBALFOUNDRIES, Inc.(b)(c)	52,798	3,079,707
Intel Corp.	182,482	5,737,234
KLA Corp.	11,988	5,310,564
Lam Research Corp.	9,352	5,767,379
Lattice Semiconductor Corp.(b)	13,316	1,082,724
Marvell Technology, Inc.	82,678	4,835,836
Microchip Technology, Inc.	53,094	3,995,855
Micron Technology, Inc.	78,675	5,365,635
Monolithic Power Systems, Inc.	4,592	2,249,667
NVIDIA Corp.	39,201	14,831,306
NXP Semiconductors N.V. (China)	25,112	4,497,559
ON Semiconductor Corp.(b)	41,869	3,500,248
Qorvo, Inc.(b)	9,689	942,352
QUALCOMM, Inc.	73,657	8,353,440
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.	15,386	$1,592,605
Synaptics, Inc.(b)(c)	3,834	329,877
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	52,247	5,151,032
Teradyne, Inc.	15,110	1,513,871
Texas Instruments, Inc.	53,055	9,225,204
Wolfspeed, Inc.(b)	12,026	577,729
		131,185,332
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $120,221,729)		132,763,012
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.01%
Invesco Private Government Fund, 5.10%(d)(e)(f)	3,435	3,435
Invesco Private Prime Fund, 5.22%(d)(e)(f)	9,245	9,244
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,680)		12,679
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $120,234,409)		132,775,691
OTHER ASSETS LESS LIABILITIES-0.06%		79,206
NET ASSETS-100.00%		$132,854,897

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,284,668	$(1,284,668)	$-	$-	$-	$859
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,467,532	(10,464,097)	-	-	3,435	14,997*
Invesco Private Prime Fund	-	23,518,734	(23,509,458)	(1)	(31)	9,244	41,961*
Total	$-	$35,270,934	$(35,258,223)	$(1)	$(31)	$12,679	$57,817

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
May 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Broadline Retail-0.11%
Hanwha Galleria Corp. (South Korea)(b)	1,807,928	$2,251,652
Building Products-0.54%
Triumph New Energy Co. Ltd., H Shares (China)(b)(c)(d)	14,366,034	11,084,322
Chemicals-2.59%
Hanwha Solutions Corp. (South Korea)(b)	1,559,780	52,590,058
Construction & Engineering-1.40%
Emeren Group Ltd., ADR (China)(b)(c)(d)	3,114,559	10,433,773
Xinte Energy Co. Ltd., H Shares (China)(b)(d)	8,478,596	18,065,721
		28,499,494
Electrical Equipment-14.22%
Array Technologies, Inc.(b)(d)	3,405,932	75,509,512
Shoals Technologies Group, Inc., Class A(b)(d)	3,660,564	85,986,648
Soltec Power Holdings S.A. (Spain)(b)(d)	1,941,657	8,553,245
SunPower Corp.(b)(d)	2,858,661	30,301,807
Sunrun, Inc.(b)(d)	5,033,428	88,789,670
		289,140,882
Independent Power and Renewable Electricity Producers-20.46%
Altus Power, Inc.(b)(d)	2,011,451	9,554,392
Atlantica Sustainable Infrastructure PLC (Spain)	1,853,595	44,801,391
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(d)	5,165,622	10,220,739
Encavis AG (Germany)	3,337,935	53,841,220
Energix-Renewable Energies Ltd. (Israel)	5,744,361	18,548,306
Enlight Renewable Energy Ltd. (Israel)(b)	1,759,889	32,748,035
Grenergy Renovables S.A. (Spain)(b)(d)	694,302	18,179,204
Neoen S.A. (France)(d)(e)	1,084,347	32,414,877
OY Nofar Energy Ltd. (Israel)(b)	733,983	17,097,022
ReNew Energy Global PLC, Class A (India)(b)(d)	2,444,841	13,373,280
RENOVA, Inc. (Japan)(b)(d)	1,080,749	12,469,437
Scatec ASA (South Africa)(d)(e)	3,124,675	20,806,957
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(d)	2,508,219	33,946,597
Sunnova Energy International, Inc.(b)(d)	3,118,276	55,068,754
West Holdings Corp. (Japan)(d)	899,326	18,261,374
Xinyi Energy Holdings Ltd. (China)(d)	85,714,579	24,745,626
		416,077,211
Mortgage REITs-1.83%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(d)	1,578,219	37,135,493
	Shares	Value
Semiconductors & Semiconductor Equipment-58.74%
Canadian Solar, Inc. (Canada)(b)(d)	1,481,103	$61,910,105
Daqo New Energy Corp., ADR (China)(b)(d)	1,376,931	49,500,669
Enphase Energy, Inc.(b)(d)	1,040,771	180,969,261
First Solar, Inc.(b)(d)	1,028,230	208,689,561
Flat Glass Group Co. Ltd., H Shares (China)	13,870,673	38,981,229
GCL Technology Holdings Ltd. (China)(b)(d)	407,838,448	88,567,095
Gigasolar Materials Corp. (Taiwan)(b)	2,684,000	8,909,544
HD Hyundai Energy Solutions Co. Ltd. (South Korea)	286,958	8,896,833
JinkoSolar Holding Co. Ltd., ADR (China)(b)(d)	1,240,471	51,988,140
Maxeon Solar Technologies Ltd.(b)(d)	704,598	19,580,778
Meyer Burger Technology AG (Switzerland)(b)(d)	98,807,679	62,041,905
Motech Industries, Inc. (Taiwan)	17,497,000	19,787,511
SMA Solar Technology AG (Germany)(b)	504,187	54,020,151
SolarEdge Technologies, Inc.(b)(d)	674,649	192,160,275
TSEC Corp. (Taiwan)(b)	20,635,000	24,041,429
United Renewable Energy Co. Ltd. (Taiwan)(b)	52,134,458	34,187,921
Xinyi Solar Holdings Ltd. (China)	91,584,782	90,435,329
		1,194,667,736
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $2,577,051,973)		2,031,446,848
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.48%
Invesco Private Government Fund, 5.10%(c)(f)(g)	120,662,499	120,662,499
Invesco Private Prime Fund, 5.22%(c)(f)(g)	316,255,156	316,223,523
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $436,928,350)		436,886,022
TOTAL INVESTMENTS IN SECURITIES-121.37% (Cost $3,013,980,323)		2,468,332,870
OTHER ASSETS LESS LIABILITIES-(21.37)%		(434,594,152)
NET ASSETS-100.00%		$2,033,738,718

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$54,880,303	$(54,880,303)	$-	$-	$-	$66,527
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	190,757,568	490,207,391	(560,302,460)	-	-	120,662,499	3,516,269*
Invesco Private Prime Fund	493,969,145	1,020,525,647	(1,198,189,758)	(82,722)	1,211	316,223,523	9,528,587*
Investments in Other Affiliates:
Emeren Group Ltd., ADR**,***	18,493,797	6,345,280	(6,326,765)	(4,558,803)	(3,519,736)	10,433,773	-
Motech Industries, Inc.****	18,434,760	11,792,253	(13,433,285)	6,732,505	(3,738,722)	19,787,511	-
Triumph New Energy Co. Ltd., H Shares*****	20,436,951	8,062,451	(7,258,949)	(8,227,475)	(1,928,656)	11,084,322	-
TSEC Corp.***, ****	28,352,920	11,017,500	(11,916,492)	(697,188)	(2,715,311)	24,041,429	-
Total	$770,445,141	$1,602,830,825	$(1,852,308,012)	$(6,833,683)	$(11,901,214)	$502,233,057	$13,111,383

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Formerly known as ReneSola Ltd., ADR
***	As of August 31, 2022, this security was not considered as an affiliate of the Fund.
****	As of May 31, 2023, this security was not considered as an affiliate of the Fund.
*****	Formerly known as Luoyang Glass Co. Ltd., H Shares.

(d)	All or a portion of this security was out on loan at May 31, 2023.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $53,221,834, which represented 2.62% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	18.87%
See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,014,970	$-	$0	$20,014,970
Money Market Funds	-	3,525,537	-	3,525,537
Total Investments	$20,014,970	$3,525,537	$0	$23,540,507
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$132,763,012	$-	$-	$132,763,012
Money Market Funds	-	12,679	-	12,679
Total Investments	$132,763,012	$12,679	$-	$132,775,691
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,031,446,848	$-	$-	$2,031,446,848
Money Market Funds	-	436,886,022	-	436,886,022
Total Investments	$2,031,446,848	$436,886,022	$-	$2,468,332,870